Pensions and Postretirement Benefits Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 13.7	$ 11.9	$ 10.6